Condensed consolidated interim statement of changes in equity - CHF (SFr) SFr in Thousands		Total	Share capital	Additional paid-in capital	Treasury share reserve	Cumulative losses
Equity at beginning of period at Dec. 31, 2021		SFr 107,289	SFr 3,229	SFr 355,010		SFr (250,950)
Net result		148,605				148,605
Remeasurement of net pension liabilities		6,875				6,875
Exchange differences on translating foreign operations		(10)				(10)
Total comprehensive result, attributable to shareholders		155,470				155,470
Share-based compensation costs	[1]	2,870		2,870
Exercise of stock options, net of transaction costs		244	21	223
Equity at end of period at Jun. 30, 2022		265,873	3,250	358,103		(95,480)
Equity at beginning of period at Dec. 31, 2022		235,166	3,604	360,323	SFr (981)	(127,780)
Net result		(30,765)				(30,765)
Remeasurement of net pension liabilities		(1,507)				(1,507)
Exchange differences on translating foreign operations		(4)				(4)
Total comprehensive result, attributable to shareholders		(32,276)				(32,276)
Share-based compensation costs	[1]	3,060		3,060
Exercise of stock options, net of transaction costs		27	29	(2)
Equity at end of period at Jun. 30, 2023		SFr 205,977	SFr 3,633	SFr 363,381	SFr (981)	SFr (160,056)

[1]	See note 5.5